Inventory	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
Inventory	Note 6 - Inventory
Composition:

	As of December 31,
	2022	2021
Raw materials	1,133	123
Finished goods	893	702
	2,026	825